Parent Only Financial Statements (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net cash used in operating activities	$ (121,515)	$ (366,226)	$ (588,441)
CASH - BEGINNING OF PERIOD	304,955	663,078	2,117,731
CASH - END OF PERIOD	$ 183,097	304,955	663,078
Parent [Member]
Net cash used in operating activities		(104)
CASH - BEGINNING OF PERIOD		$ 104
CASH - END OF PERIOD			$ 104
Non-cash investing and financing activities:
Cancellation of common stock subject to repurchase		$ 236,400
Relaxation of restricted cash		$ 236,400